U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

    1.   Name and address of issuer:

                                Reynolds Funds, Inc.
                               Wood Island, 3rd Floor
                             80 Sir Francis Drake Blvd.
                            Larkspur, California  94939

    2.   Name of each series or class of funds for which this notice is filed:

         Reynolds Funds, Inc. Common Stock, $.01 par value, consisting of the following funds: Reynolds U.S. Government Bond Fund, Reynolds Blue Chip Growth Fund, Reynolds Money Market Fund and Reynolds Opportunity Fund

    3.   Investment Company Act File Number:     811-5549

         Securities Act File Number:        33-21718

    4.   Last day of fiscal year for which this notice is filed:

                                      09/30/96

    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [_]

         Not Applicable

    6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         Not applicable

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

              0

    8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

              0

    9. Number and aggregate sale price of securities sold during the fiscal year:

                          13,199,259 shares - $28,717,523

    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                          13,199,259 shares - $28,717,523

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         Included in response to Item 10

    12.  Calculation of registration fee:
         (i)    Aggregate sale price of securities sold
                during the fiscal year in reliance on rule
                24f-2 (from Item 10):
                                                                  $  28,717,523
                                                                  -------------

         (ii)   Aggregate price of shares issued in
                connection with dividend reinvestment plans
                (from Item 11, if applicable):

                                                                  +           0
                                                                  -------------
         (iii)  Aggregate price of shares redeemed or
                repurchased during the fiscal year (if
                applicable):
                                                                  - $27,074,186
                                                                  -------------

         (iv)   Aggregate price of shares redeemed or
                repurchased and previously applied as a
                reduction to filing fees pursuant to rule
                24e-2 (if applicable):
                                                                  +           0
                                                                  -------------

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                                     $1,643,337
                                                                     ----------
         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                                    x    1/3300
                                                                    -----------
         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                    $    497.98
                                                                    ===========

    Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            [X]
         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         November 21, 1996

                                     SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*     /s/  Camille F. Wildes

                                  Secretary


    Date November 11, 1996

         *Please print the name and title of the signing officer below the signature.